CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 5 - CONVERTIBLE NOTES PAYABLE

On July 10, 2020, PCTI (the accounting acquirer) assumed the balance of a past-due 15% convertible note issued by the Company on September 13, 2017. As of December 31, 2024, and 2023, the outstanding principal balance of this note was $25,000.